Paras Madho
Manager [redacted]
Securities Operations

New York Stock Exchange, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

NYSE

05067931

RECD S.E.C.
DEC 1 3 2005
1086

Cert NYS

1-31909

December 13, 2005

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, ASPEN INSURANCE HOLDINGS LIMITED, 5.625% Perpetual Preferred Income Equity Replacement Securities and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on December 12, 2005. Tentative listing date – December 14, 2005.

Sincerely,

Paras Madho

PROCESSED
DEC 15 2005
THOMSON
FINANCIAL